Financial Instruments and Financial Risks (Tables)	6 Months Ended
Jun. 30, 2019
Financial Instruments and Financial Risks [Abstract]
Schedule of changes in level 3 instruments

	Contingent consideration	Convertible debentures	Derivative financial instruments	Total
	U.S. dollars in thousands
Balance as of January 1, 2019	-	-	-	-
Initial recognition of financial liability	2,011	9,127	7,565	18,703
Initial recognition of unrecognized day 1 loss	-	(5,836)	(4,856)	(10,692)
Conversion of financial liability	-	(224)	-	(224)
Amortization of unrecognized day 1 loss	-	353	457	810
Finance income	(3)	(893)	(1,839)	(2,735)
Balance as of June 30, 2019	2,008	2,527	1,327	5,862
Total unrealized gains for the period included in profit or loss for liabilities held at the end of the reporting period	(3)	(893)	(1,839)	(2,735)

	Anti-dilution feature	Derivative financial instruments	Total
	U.S. dollar in thousands
Balance as of January 1, 2018	692	61	753
Initial recognition of financial liability	497	18	515
Finance income	(721)	(56)	(777)
Balance as of June 30, 2018	468	23	491
Total unrealized gains for the period included in profit or loss for liabilities held at the end of the reporting period	(721)	(56)	(777)

	Contingent consideration	Convertible debentures	Derivative financial instruments	Total
	U.S. dollars in thousands
Balance as of April 1, 2019	-	-	-	-
Initial recognition of financial liability	2,011	9,127	7,565	18,703
Initial recognition of unrecognized day 1 loss	-	(5,836)	(4,856)	(10,692)
Amortization of unrecognized day 1 loss	-	353	457	810
Conversion of financial liability	-	(224)	-	(224)
Finance income	(3)	(893)	(1,839)	(2,735)
Balance as of June 30, 2019	2,008	2,527	1,327	5,862
Total unrealized gains for the period included in profit or loss for liabilities held at the end of the reporting period	(3)	(893)	(1,839)	(2,735)

	Anti-dilution feature	Derivative financial instruments	Total
	U.S. dollar in thousands
Balance as of April 1, 2018	181	3	184
Initial recognition of financial liability	497	18	515
Finance expenses (income)	(210)	2	(208)
Balance as of June 30, 2018	468	23	491
Total unrealized losses (gains) for the period included in profit or loss for liabilities held at the end of the reporting period	(210)	2	(208)